Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 2,864,946	$ 535,292
Bad debt reserve	(709,366)	(904,052)
Less than 3 Months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	2,686,015	294,481
From 4 to 6 Months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	114,716	197,465
From 7 to 9 Months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	17,139	28,134
From 10 to 12 Months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	89,982	107,317
Over 1 Year [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 666,460	$ 811,947